Subsequent Events (Details) - USD ($)					1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 29, 2017	Mar. 26, 2017	Jan. 03, 2017	Jul. 25, 2016	Dec. 26, 2017	Nov. 13, 2017	Oct. 02, 2017	Mar. 28, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Purchase price transaction, description		(i) The issuance of 19.99% of the outstanding shares of the capital stock of the Company to the shareholders of Fit Pay; (ii) the issuance by the Company of $2,000,000 worth of non-voting, non-convertible, shares of junior preferred stock to (the "Junior Preferred Stock") to certain holders of preferred shares of Fit Pay, which Junior Preferred Stock shall earn a cumulative dividend of 5% per annum, which will increase to a dividend of 10% per annum after the Company's market capitalization is $75,000,000 for greater than thirty (30) consecutive days; and (iii) an earn-out payment to the then former shareholders of Fit Pay of 12.5% of the gross revenue derived from the Seller's technology by the Company, for the sixteen (16) quarter period beginning on October 1, 2017. The parties intend to negotiate and execute a definitive agreement for the Transaction in accordance with the terms of the LOI.
Stock issued during the period shares issued for services, value			$ 16,680					$ 52,250			$ 619,254	$ 2,381,961
Stock issued during the period shares issued for services, shares			6,000	157,480				27,500
Stock issued during the period employees plan								237,559
Series A Preferred Stock [Member]
Subsequent Events (Textual)
Preferred stock converted into common stock, value									$ 306,109
Preferred stock converted into common stock, Shares									130,259	159,219
Series B Preferred Stock [Member]
Subsequent Events (Textual)
Preferred stock converted into common stock, value									$ 1,682,031
Preferred stock converted into common stock, Shares									762,097	3,106,802
Subsequent Event [Member]
Subsequent Events (Textual)
Stock issued during the period shares issued for services, value							$ 13,200
Stock issued during the period shares issued for services, shares							6,000
Warrants purchase of common stock, shares						2,500,000
Sale of stock share price					$ 4.00
Restricted shares issued	370,000
Subsequent Event [Member] | Offering [Member]
Subsequent Events (Textual)
Stock issued during the period shares issued for services, shares						2,941,177
Sale of stock share price						$ 1.36
Expense payable					$ 7,000,000	$ 4,000,000
Aggregate of offering shares					1,750,000